PRIVATE PLACEMENT (Details) - Private Placement [Member] - USD ($)	Jun. 26, 2020	Jun. 09, 2020	May 26, 2020	Dec. 31, 2020
Private Placement Warrants [Abstract]
Units issued (in shares)	186,667	533,333	6,133,333
Share price (in dollars per share)	$ 1.50	$ 1.50	$ 1.50
Gross proceeds from issuance of warrants	$ 280,000	$ 800,000	$ 9,200,000
Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)				1
Warrants exercise price (in dollars per share)				$ 11.50